U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

August 22, 2016

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:          TRUST FOR PROFESSIONAL MANAGERS (the “TRUST”)
Securities Act Registration No: 333-62298
Investment Company Registration No: 811-10401
Gerstein Fisher Multi-Factor Growth Equity Fund (S000026998)
Gerstein Fisher Multi-Factor International Growth Equity Fund (S000035301)
Gerstein Fisher Multi-Factor Global Real Estate Securities Fund (S000040211)

Dear Sir or Madam:

Pursuant to Section 14(a) of the Securities Exchange Act of 1934, transmitted herewith by the Trust on behalf of its series, Gerstein Fisher Multi-Factor Growth Equity Fund, Gerstein Fisher Multi-Factor International Growth Equity Fund and Gerstein Fisher Multi-Factor Global Real Estate Securities Fund (the “Funds”) is a Preliminary Proxy Statement on Schedule 14A.  The purpose of the proxy statement is a request for shareholders to consider and approve an investment advisory agreement between People’s Securities, Inc. (the “Adviser”) and the Trust, on behalf of the Funds, as a result of a change in control of the Adviser.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6115.

Very truly yours,

/s/ Adam W. Smith

Adam W. Smith, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures